Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$293,957	$—	$—

Regasification revenues—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	918	672	3
Tug Boat Lease Sharing Agreement	2,867	2,792	2,800
Other agreements	—	927	155
Total regasification revenues—affiliate	3,785	4,391	2,958

Cost of sales—affiliate
Fees under the Pre-commercial LNG Marketing Agreement	1,490	—	—

Operating and maintenance expense—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	607	1,121	—
Services Agreements	51,579	28,267	21,164
Other agreements	(49)	(9)	(49)
Total operating and maintenance expense—affiliate	52,137	29,379	21,115

Development expense—affiliate
Services Agreements	396	722	1,153

General and administrative expense—affiliate
Services Agreements	89,523	122,312	101,369